CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) In Thousands, except Share data, unless otherwise specified	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Accumulated other comprehensive loss (note 13) USD ($)	Accumulated other comprehensive loss (note 13) CNY	Accumulated deficit USD ($)	Accumulated deficit CNY	Class A USD ($)	Class A CNY	Class B USD ($)	Class B CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2011	1,172		(742,946)		(11,061)		(121,016)						(873,851)
Balance (in shares) at Dec. 31, 2011	181,402,116
Increase (Decrease) in Stockholders' Equity
Net loss							(91,113)						(91,113)
Other comprehensive (loss)/income					(542)								(542)
Online marketing services contributed by a related party (note 11)			6,650										6,650
Imputed interest on loan due to related party (note 11)			421										421
Exercise of stock options			2,538										2,538
Share-based compensation			16,973										16,973
Balance at Dec. 31, 2012	1,172		(716,364)		(11,603)		(212,129)						(938,924)
Balance (in shares) at Dec. 31, 2012	181,402,116
Increase (Decrease) in Stockholders' Equity
Net loss							(187,289)		(183,368)		(3,921)		(187,289)
Other comprehensive (loss)/income					(16,873)								(16,873)
Issuance of ordinary shares (note 14)	135		354,451										354,586
Issuance of ordinary shares (note 14) (in shares)	21,662,296
Re-designation of ordinary shares to Class A ordinary shares	(1,307)								1,307
Re-designation of ordinary shares to Class A common shares (in shares)	(203,064,412)								203,064,412
Conversion of Class A ordinary shares to Class B ordinary shares by a shareholder (note 14)									(3)		3
Conversion of Class A ordinary shares to Class B ordinary shares by a shareholder (note 14) (in shares)									(494,550)		494,550
Issuance of Class B ordinary shares (note 14)			1,182,878								237		1,183,115
Issuance of Class B ordinary shares (note 14) (in shares)											38,838,400
Initial public offering costs			(101,146)										(101,146)
Proceeds from issuance of ordinary shares previously subject to escrow (note 1)			17,298										17,298
Distribution and payment of CERH Fees			(14,620)										(14,620)
Reclassification of the redeemable ordinary shares from mezzanine equity to Class A ordinary shares in permanent equity (note 14)			998,056						610				998,666
Reclassification of the redeemable ordinary shares from mezzanine equity to Class A ordinary shares in permanent equity (note 14) (in shares)									100,280,392
Online marketing services contributed by a related party (note 11)			5,920										5,920
Imputed interest on loan due to related party (note 11)			2,050										2,050
Exercise of stock options			1,474										1,474
Share-based compensation			58,170										58,170
Balance at Dec. 31, 2013			1,788,167		(28,476)		(399,418)		1,914		240		1,362,427
Balance (in shares) at Dec. 31, 2013									302,850,254		39,332,950
Increase (Decrease) in Stockholders' Equity
Net loss							(1,846,901)	(225,909)	(1,401,672)	(71,758)	(445,229)	(297,667)	(1,846,901)
Other comprehensive (loss)/income					32,639								32,639
Conversion of Class A ordinary shares to Class B ordinary shares by a shareholder (note 14)									(488)		488
Conversion of Class A ordinary shares to Class B ordinary shares by a shareholder (note 14) (in shares)								(78,551,075)		78,551,075
Distribution and payment of CERH Fees			(2,980)										(2,980)
Online marketing services contributed by a related party (note 11)			3,304										3,304
Exercise of stock options			14,898								103		15,001
Exercise of stock options (in shares)										16,492,497
Share-based compensation			265,924										265,924
Balance at Dec. 31, 2014		$ 333,513	2,069,313	$ 671	4,163	$ (362,041)	(2,246,319)	$ 230	1,426	$ 134	831	$ (27,493)	(170,586)
Balance (in shares) at Dec. 31, 2014								224,299,179		134,376,522